Schedule of Investments
(unaudited)
April 30, 2023
iShares
®
U.S. Tech Independence Focused ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.1%
Boeing Co. (The)
(a)
.................. 15,634 $ 3,232,799
Lockheed Martin Corp. ............... 1,482 688,315
Mercury Systems, Inc.
(a)
.............. 1,644 78,369
3,999,483
Automobile Components — 0.0%
Aptiv plc
(a)
........................ 512 52,664
Broadline Retail — 6.9%
Amazon.com, Inc.
(a)
................. 80,289 8,466,475
Coupang , Inc., Class A
(a)
.............. 4,479 75,068
eBay, Inc. ........................ 4,131 191,802
8,733,345
Building Products — 0.1%
Fortune Brands Innovations, Inc. ........ 1,625 105,121
Capital Markets — 3.8%
Blackstone, Inc., Class A .............. 1,804 161,151
Cboe Global Markets, Inc. ............. 639 89,268
CME Group, Inc., Class A ............. 2,029 376,927
Coinbase Global, Inc., Class A
(a)(b)
........ 3,446 185,360
FactSet Research Systems, Inc. ......... 233 95,924
Intercontinental Exchange, Inc. ......... 19,479 2,121,848
LPL Financial Holdings, Inc. ............ 379 79,151
Moody's Corp. ..................... 1,370 428,975
MSCI, Inc. ....................... 366 176,577
Nasdaq, Inc. ...................... 2,090 115,723
S&P Global, Inc. ................... 2,771 1,004,709
4,835,613
Commercial Services & Supplies — 0.3%
Rollins, Inc. ....................... 843 35,617
Tetra Tech, Inc. .................... 2,078 287,533
323,150
Communications Equipment — 4.8%
Arista Networks, Inc.
(a)
............... 1,509 241,681
Cisco Systems, Inc. ................. 66,516 3,142,881
Juniper Networks, Inc. ............... 3,080 92,862
Motorola Solutions, Inc. .............. 9,212 2,684,377
6,161,801
Construction & Engineering — 0.1%
Ameresco , Inc., Class A
(a)
............. 2,739 113,942
Containers & Packaging — 0.1%
Sealed Air Corp. ................... 1,787 85,758
Electrical Equipment — 0.2%
Rockwell Automation, Inc. ............. 494 140,004
Vertiv Holdings Co., Class A ........... 6,291 93,862
233,866
Electronic Equipment, Instruments & Components — 1.4%
CDW Corp. ....................... 6,027 1,022,119
Corning, Inc. ...................... 1,396 46,375
Insight Enterprises, Inc.
(a)
............. 1,194 144,414
Keysight Technologies, Inc.
(a)
........... 2,184 315,894
National Instruments Corp. ............ 1,267 73,778
Teledyne Technologies, Inc.
(a)
........... 226 93,654
Trimble, Inc.
(a)
..................... 2,742 129,148
1,825,382
Energy Equipment & Services — 0.2%
Schlumberger NV .................. 4,104 202,532
Security
Shares
Shares Value
Entertainment — 0.2%
Activision Blizzard, Inc. ............... 1,076 $ 83,616
Electronic Arts, Inc. ................. 1,405 178,828
ROBLOX Corp., Class A
(a)
............. 1,369 48,737
311,181
Financial Services — 3.1%
Block, Inc., Class A
(a)
................ 2,948 179,209
Fidelity National Information Services, Inc. .. 7,238 425,015
Fiserv, Inc.
(a)
...................... 8,893 1,086,013
FleetCor Technologies, Inc.
(a)
........... 1,419 303,552
Global Payments, Inc. ............... 2,780 313,334
Jack Henry & Associates, Inc. .......... 1,584 258,731
Mastercard , Inc., Class A .............. 1,040 395,231
PayPal Holdings, Inc.
(a)
............... 4,962 377,112
Visa, Inc., Class A .................. 2,568 597,651
3,935,848
Ground Transportation — 0.1%
Uber Technologies, Inc.
(a)
............. 5,953 184,841
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A
(a)
......... 886 158,665
Hotels, Restaurants & Leisure — 0.5%
(a)
Airbnb, Inc., Class A ................. 1,467 175,556
Booking Holdings, Inc. ............... 110 295,494
DoorDash , Inc., Class A .............. 2,304 140,982
612,032
Household Products — 0.1%
Colgate-Palmolive Co. ............... 833 66,473
Insurance — 0.4%
Aon plc, Class A ................... 562 182,751
Marsh & McLennan Cos., Inc. .......... 2,012 362,543
545,294
Interactive Media & Services — 3.6%
(a)
Alphabet, Inc., Class A ............... 15,806 1,696,616
Alphabet, Inc., Class C, NVS ........... 13,703 1,482,939
Meta Platforms, Inc., Class A ........... 4,415 1,061,013
Pinterest, Inc., Class A ............... 2,562 58,926
Snap, Inc., Class A, NVS .............. 24,313 211,766
ZoomInfo Technologies, Inc. ........... 3,453 75,655
4,586,915
IT Services — 9.7%
Accenture plc, Class A ............... 25,457 7,135,343
Akamai Technologies, Inc.
(a)
............ 3,027 248,123
Cloudflare , Inc., Class A
(a)(b)
............ 10,402 489,414
Cognizant Technology Solutions Corp., Class A 3,740 223,315
DigitalOcean Holdings, Inc.
(a)
........... 2,320 73,173
DXC Technology Co.
(a)
............... 3,892 92,824
Gartner, Inc.
(a)
..................... 1,987 600,988
International Business Machines Corp. .... 19,040 2,406,846
MongoDB, Inc., Class A
(a)
............. 438 105,103
Okta , Inc., Class A
(a)
................. 774 53,042
Snowflake, Inc., Class A
(a)
............. 1,954 289,348
Twilio , Inc., Class A
(a)
................ 1,096 57,661
VeriSign, Inc.
(a)
.................... 2,724 604,183
12,379,363
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc. ............. 1,288 174,434
Illumina, Inc.
(a)
..................... 678 139,370
IQVIA Holdings, Inc.
(a)
................ 1,201 226,064
539,868

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
U.S. Tech Independence Focused ETF
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery — 0.7%
Fortive Corp. ...................... 95 $ 5,994
Parker-Hannifin Corp. ................ 2,698 876,526
Xylem, Inc. ....................... 363 37,694
920,214
Media — 0.6%
Interpublic Group of Cos., Inc. (The) ...... 6,627 236,783
Omnicom Group, Inc. ................ 2,781 251,875
Trade Desk, Inc. (The), Class A
(a)
........ 3,472 223,388
712,046
Professional Services — 3.4%
ASGN, Inc.
(a)(b)
..................... 1,653 118,338
Automatic Data Processing, Inc. ......... 4,442 977,240
Booz Allen Hamilton Holding Corp. ....... 2,502 239,491
Broadridge Financial Solutions, Inc. ...... 629 91,463
CACI International, Inc., Class A
(a)
....... 588 184,232
Ceridian HCM Holding, Inc.
(a)(b)
.......... 1,689 107,218
CoStar Group, Inc.
(a)
................. 5,567 428,381
Equifax, Inc. ...................... 1,560 325,073
FTI Consulting, Inc.
(a)
................ 473 85,376
Genpact Ltd. ...................... 2,589 115,340
Jacobs Solutions, Inc. ................ 800 92,368
Leidos Holdings, Inc. ................ 891 83,095
Maximus, Inc. ..................... 1,125 94,106
Paychex, Inc. ..................... 2,532 278,166
Paycom Software, Inc.
(a)
.............. 666 193,386
Paylocity Holding Corp.
(a)
............. 445 86,014
Science Applications International Corp. ... 787 80,298
SS&C Technologies Holdings, Inc. ....... 1,594 93,313
TransUnion ....................... 3,320 228,449
Verisk Analytics, Inc. ................. 2,063 400,449
4,301,796
Semiconductors & Semiconductor Equipment — 18.9%
Advanced Micro Devices, Inc.
(a)
......... 6,293 562,405
Applied Materials, Inc. ............... 1,558 176,101
Broadcom, Inc. .................... 23,735 14,869,978
Enphase Energy, Inc.
(a)
............... 615 100,983
Intel Corp. ....................... 31,397 975,191
KLA Corp. ........................ 496 191,724
Lam Research Corp. ................ 408 213,825
Marvell Technology, Inc. .............. 25,646 1,012,504
Microchip Technology, Inc. ............. 6,438 469,910
Micron Technology, Inc. ............... 3,879 249,652
Monolithic Power Systems, Inc. ......... 265 122,422
NVIDIA Corp. ..................... 12,168 3,376,498
NXP Semiconductors NV ............. 1,048 171,600
ON Semiconductor Corp.
(a)
............ 1,442 103,766
Qorvo , Inc.
(a)
...................... 2,850 262,428
QUALCOMM, Inc. .................. 2,939 343,275
Silicon Laboratories, Inc.
(a)
............. 1,083 150,862
Teradyne, Inc. ..................... 1,814 165,763
Texas Instruments, Inc. ............... 2,776 464,147
23,983,034
Software — 32.3%
Adobe, Inc.
(a)
...................... 3,577 1,350,532
ANSYS, Inc.
(a)
..................... 2,210 693,763
Appian Corp., Class A
(a)
.............. 2,019 75,814
Autodesk, Inc.
(a)
.................... 903 175,895
Bentley Systems, Inc., Class B .......... 6,548 278,683
BILL Holdings, Inc.
(a)
................. 948 72,816
Cadence Design Systems, Inc.
(a)
........ 4,000 837,800
Confluent, Inc., Class A
(a)(b)
............ 6,887 151,514
Crowdstrike Holdings, Inc., Class A
(a)
...... 1,599 191,960
Security
Shares
Shares Value
Software (continued)
Datadog , Inc., Class A
(a)
.............. 2,356 $ 158,747
DocuSign, Inc.
(a)
................... 1,825 90,228
Fair Isaac Corp.
(a)
................... 137 99,729
Fortinet, Inc.
(a)
..................... 4,385 276,474
HubSpot , Inc.
(a)
.................... 377 158,698
Intuit, Inc. ........................ 2,484 1,102,772
Microsoft Corp. .................... 61,768 18,978,836
Oracle Corp. ...................... 87,946 8,330,245
Palantir Technologies, Inc., Class A
(a)
..... 12,149 94,155
Palo Alto Networks, Inc.
(a)
............. 3,598 656,491
Qualys , Inc.
(a)
..................... 2,198 248,242
Roper Technologies, Inc. .............. 339 154,170
Salesforce, Inc.
(a)
................... 22,095 4,382,985
ServiceNow , Inc.
(a)
.................. 2,094 962,026
Splunk , Inc.
(a)
..................... 1,120 96,589
Synopsys, Inc.
(a)
................... 676 251,012
Tyler Technologies, Inc.
(a)
............. 1,634 619,335
VMware, Inc., Class A
(a)
.............. 1,352 169,041
Workday, Inc., Class A
(a)
.............. 1,371 255,198
Zoom Video Communications, Inc., Class A
(a)(b)
1,898 116,594
41,030,344
Specialized REITs — 1.0%
Digital Realty Trust, Inc. .............. 868 86,062
Equinix , Inc. ...................... 1,364 987,645
Iron Mountain, Inc. .................. 3,026 167,157
1,240,864
Specialty Retail — 0.1%
Best Buy Co., Inc. .................. 1,435 106,936
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc. ....................... 17,749 3,011,650
Dell Technologies, Inc., Class C ......... 6,715 292,035
Hewlett Packard Enterprise Co. ......... 22,241 318,491
HP, Inc. ......................... 9,152 271,906
NetApp, Inc. ...................... 2,423 152,383
Pure Storage, Inc., Class A
(a)
........... 2,812 64,198
4,110,663
Total Long-Term Investments — 99.4%
(Cost: $115,046,443) ............................. 126,399,034
Short-Term Securities
Money Market Funds — 1.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.02%
(e)
............ 1,146,059 1,146,403
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.75% .................. 704,874 704,874
Total Short-Term Securities — 1.5%
(Cost: $1,851,177) .............................. 1,851,277
Total Investments — 100.9%
(Cost: $116,897,620 ) ............................. 128,250,311
Liabilities in Excess of Other Assets — (0.9)% ............ (1,128,986)
Net Assets — 100.0% ..............................
$ 127,121,325
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
U.S. Tech Independence Focused ETF
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
Shares
Held at
04/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 1,184,151 $ — $ (38,517)
(a)
$ 739 $ 30 $ 1,146,403 1,146,059 $ 7,122
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,310,000 — (605,126)
(a)
— — 704,874 704,874 25,259 —
$ 739 $ 30 $ 1,851,277 $ 32,381 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 126,399,034 $ — $ — $ 126,399,034
Short-Term Securities
Money Market Funds ...................................... 1,851,277 — — 1,851,277
$ 128,250,311 $ — $ — $ 128,250,311
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
S&P Standard & Poor's